Net loss per share and unaudited pro forma net loss per share attributable to common stockholders (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Schedule of earnings per share, basic and diluted

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Nine months ended October 31,
	2018	2019

Numerator:
Net loss	$(9,983)	$(16,625)
Preferred stock dividend paid	—	(14,955)
Accretion of redeemable convertible preferred stock to redemption value	(20,962)	(56,175)

Net loss attributable to common stockholders	$(30,945)	$(87,755)

Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	1,176,833	15,007,247

Net loss attributable to common stockholders	$(26.30)	$(5.85)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended January 31,

	2018	2019

Numerator:
Net loss	$(18,192)	$(15,062)
Accretion of Convertible Preferred to redemption value	(19,981)	(30,199)

Net loss attributable to common stockholders	$(38,173)	$(45,261)

Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	1,538,600	1,844,929

Net loss attributable to common stockholders, basic and diluted	$(24.81)	$(24.53)

Schedule of shares excluded from computation of diluted net loss per share

 The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	October 31, 2018	October 31, 2019
Redeemable convertible preferred stock (as-converted to common stock)	25,311,535	-
Stock options to purchase common stock and restricted stock units	5,094,108	6,645,106
Warrants to purchase convertible preferred stock	581,798	-
Warrants to purchase common stock	256,411	228,178

	31,243,852	6,873,284

The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended January 31,

	2018	2019
Convertible Preferred (as-converted to common stock)	25,311,535	25,311,535
Stock options to purchase common stock	5,291,791	5,055,505
Warrants to purchase Convertible Preferred	617,654	581,798
Warrants to purchase common stock	256,411	256,411

Total	31,477,391	31,205,249

Pro Forma [Member]
Schedule of earnings per share, basic and diluted

Unaudited pro forma basic and diluted net loss per share attributable to common stockholders was calculated as follows:

Year ended January 31, 2019

Numerator:
Net loss attributable to common stockholders	$(45,261)
Pro forma adjustments:
Accretion of preferred stock	30,199
Change in fair value of warrant	177

Pro Forma net loss attributable to common stockholders, basic and diluted	$(14,885)

Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	1,844,929

Pro Forma adjustments:
Assumed conversion of preferred stock	25,311,535
Cashless exercise of warrants	36,959
Share assumed issued to pay dividends	1,129,539

Pro Forma weighted-average common shares outstanding, basic and diluted	28,322,962

Pro Forma net loss per share attributable to common stockholders, basic and diluted	$(0.53)